Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

April 26, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 38”). The purpose of PEA No. 38 is to: (i) reflect sales charge variations, and specifically, sales charge waivers and discounts, available to individuals who purchase Class A shares of the Trust’s S&P 500® 2x Strategy Fund through Ameriprise Financial and Morgan Stanley Smith Barney LLC, each a registered broker-dealer that offers and sells shares of each series of the Trust to its clients (the “Sales Charge Waivers and Discounts”); and (ii) make other non-material changes. The new sales charge disclosure can be reviewed under the headings “Sales Charges - Class A Shares,” “Sales Charges - Class A Sales Charge Waivers” and “Appendix A - Sales Charge Waivers and Discounts Available Through Intermediaries” in the Prospectus and under the heading “Sales Charges, Reductions and Waivers - Reduced Sales Charges and Sales Charge Waivers” in the Statement of Additional Information. Please note we anticipate that PEA No. 38 will serve as the Trust’s Template Filing as we expect other of the Trust’s series to adopt substantially identical sales charge disclosure. To this effect, we will submit a request for Template Filing Relief as recommended by recent Staff guidance.

Please do not hesitate to contact me at 202.373.6101 with any questions or comments. Any written questions or comments may be sent to my attention at the address listed.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores